Loans and borrowings - Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Aug. 28, 2020	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Borrowings	€ 723,230	€ 720,856		€ 625,676
Current portion	676	111		1,081
Non-current portion	722,554	720,745		624,595
Non-current financing - Term senior debt | Cost
Disclosure of financial liabilities [line items]
Borrowings	0	0		634,267
Non-current financing - Senior debt facility
Disclosure of financial liabilities [line items]
Borrowings	623,600
Non-current financing - Senior debt facility | Cost
Disclosure of financial liabilities [line items]
Borrowings	630,000	630,000		0
Non-current financing - Senior debt facility | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	6,400
Capitalized financing fees | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	6,446	8,255		9,672
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings			€ 99,000
Revolving Credit Facility (RCF) | Cost
Disclosure of financial liabilities [line items]
Borrowings	99,000	99,000		0
Other bank overdraft
Disclosure of financial liabilities [line items]
Borrowings	676	111		1,081
Other bank overdraft | Cost
Disclosure of financial liabilities [line items]
Borrowings	€ 676	€ 111		€ 1,081